Consolidated Statements of Comprehensive Income (Loss) Statement (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 44,559	$ 26,869	$ 68,371	$ 108,422	$ 47,363
Foreign currency translation adjustment	(3,567)	939	1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)	(10,621)	(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797	(100)	1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)	(9,782)	(6,092)	4,431	16,271
Comprehensive income	41,359	17,087	62,279	112,853	63,634
Change in fair value of derivative instruments, tax	(900)	0	(4,301)	0	0
Reclassification of settled contracts, tax	$ 1,200	$ 0	$ 512	$ 0	$ 0